Principal Accounting Policies - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Contract balances	¥ 383,236	$ 60,138	¥ 319,924
Freight Listings [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances	377,468		315,761
Others [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances	¥ 5,768		¥ 4,163